Deposits Paid for Non-Current Assets	12 Months Ended
Dec. 31, 2025
Deposits paid for non-current assets [Abstract]
Deposits paid for non-current assets	12. Deposits paid for non-current assets
	As of December 31,
	2024	2025
	USD’000	USD’000
Deposits paid for:
Acquisition of property, plant and equipment	103	—
Equity investment	—	2,345
	103	2,345